Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in biological assets [abstract]
Balance, beginning of period	$ 51,168	$ 42,774
Production costs capitalized	100,226	116,915
Reclassified to discontinued operations, net	(44,321)	(50,788)
Gain (loss) on changes in fair value of biological assets	116,131	168,111
Disposal of Plant Propagation	(25,848)
Transferred to inventory upon harvest	(176,899)	(225,627)
Other	(244)	(217)
Balance, end of period	$ 20,213	$ 51,168